Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income
Staking rewards revenue	$ 613,259	$ 561,871	$ 1,402,482	$ 1,006,950	$ 2,369,207	$ 235,170
Other income		106	30	226	242	75
Total income	613,259	561,977	1,402,512	1,007,176	2,369,449	235,245
Expenses
Staking rewards owed to the Sponsor	613,259	561,871	1,402,482	1,006,950	2,369,207	235,170
Management fee	186,101	188,155	406,400	336,396	766,095	96,532
Professional fees and other	11,387	19,199	26,195	26,382	60,090	49,890
Total expenses	810,747	769,225	1,835,077	1,369,728	3,195,392	381,592
Net investment loss	(197,488)	(207,248)	(432,565)	(362,552)	(825,943)	(146,347)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) on investment in SOL
Net realized (loss) gain on investment in SOL	(18,399)	296	41,616	(58,935)	(42,142)	(1,100,014)
Net change in unrealized appreciation (depreciation) on investment in SOL	6,542,172	(8,872,705)	(7,150,999)	6,975,814	17,519,388	14,321,181
Total net realized gain (loss) and net change in unrealized appreciation (depreciation) on investment in SOL	6,523,773	(8,872,409)	(7,109,383)	6,916,879	17,477,246	13,221,167
Net increase (decrease) in net assets resulting from operations	$ 6,326,285	$ (9,079,657)	$ (7,541,948)	$ 6,554,327	$ 16,651,303	$ 13,074,820